                                                                                                          October 29, 2010

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

            RE:       Dreyfus International Funds, Inc.

                        Registration File Nos. 33-58248

                                                          811-7502

                        CIK No. 897469

Ladies and Gentlemen:

            Transmitted for filing is one (1) copy of the EDGARized version of Post-Effective Amendment No. 31 to the above-referenced Fund’s Registration Statement on Form N-1A, which has been marked to show changes from Post-Effective Amendment No. 29, which was filed with the Securities and Exchange Commission on September 25, 2009.

            This filing is being made pursuant to Rule 485(a) under the Securities Act of 1933, as amended, in order to incorporate a summary section to the Funds’ prospectuses.

            Please address any comments or questions to Michael Rosenberg at (212) 922-6795, or David Stephens, Esq., of Stroock & Stroock & Lavan, LLP, Fund counsel at (212) 806-6138.

                                                                                                          Sincerely,

                                                                                                          /s/ Loretta Johnston

                                                                                                          Loretta Johnston

                                                                                                          Senior Paralegal

Attachments

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